AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2019.

No. 811-22704

No. 333-180879

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 103	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 105	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

 El Segundo, CA 90245

 (Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

 Suite 400

Wilmington, DE 19808

 (Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 22, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A for Cambria ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January 22, 2020, the effectiveness of Post-Effective Amendment No. 96 (“PEA No. 96”), which was filed with the Commission via EDGAR Accession No. 0001615774-19-013458 on October 25, 2019, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 96 by means of this filing, Parts A, B and C of PEA No. 96, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Cambria Global Real Estate ETF is incorporated herein by reference to Part A of PEA No. 96.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Cambria Global Real Estate ETF is incorporated herein by reference to Part B of PEA No. 96.

PART C – OTHER INFORMATION

The Part C for the Cambria Global Real Estate ETF is incorporated herein by reference to Part C of PEA No. 96.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 103 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 23rd day of December, 2019.

CAMBRIA ETF TRUST

By:	/s/ Himanshu Surti
Himanshu Surti
Vice President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric Kleinschmidt	Principal Financial Officer	December 23, 2019
Eric Kleinschmidt*	(Principal Accounting Officer)

/s/ Mebane Faber	President and Trustee	December 23, 2019
Mebane Faber*

/s/ Michael Venuto	Trustee	December 23, 2019
Michael Venuto*

/s/ Dennis G. Schmal	Trustee	December 23, 2019
Dennis G. Schmal*

*/s/ Himanshu Surti
Himanshu Surti
Attorney-in-Fact
Pursuant to Power of Attorney